Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities
Research costs - Nordic	$ 13,813	$ 17,998	$ 5,414
Research costs - other	1,558	1,599	1,144
Payroll and employee benefits	1,223	1,005	962
Professional fees	1,533	426	399
Vacation	75	69	129
Accrued interest on notes payable	880	852	595
Other	49	58	97
Total accrued expenses and other current liabilities	$ 19,131	$ 22,007	$ 8,740